Related Party Transactions - Additional Information (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2024
Related party transactions [abstract]
Accrued liabilities related parties current	$ 0.9	$ 0.0	$ 0.3